Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Value
	COMMON STOCKS - 98.0%
	Aerospace/Defense - 3.0%
9,450	Lockheed Martin Corp.	$4,099,410

	Apparel - 1.8%
18,045	Ralph Lauren Corp.	2,382,662

	Auto Manufacturers - 1.7%
131,723	Ford Motor Co.	2,313,056

	Beverages - 2.6%
56,507	Coca-Cola Co.	3,516,996

	Biotechnology - 1.2%
7,098	Amgen, Inc.	1,607,555

	Chemicals - 1.4%
6,520	Linde PLC	1,911,925

	Computers - 3.0%
8,548	Accenture PLC, Class A	2,701,339
11,402	International Business Machines Corp.	1,396,859
		4,098,198
	Cosmetics/Personal Care - 4.8%
31,390	Procter & Gamble Co.	4,893,387
32,789	Unilever PLC, ADR	1,648,303
		6,541,690
	Diversified Financial Services - 4.4%
4,926	BlackRock, Inc.	3,664,402
16,095	T. Rowe Price Group, Inc.	2,326,693
		5,991,095
	Electric - 1.5%
25,166	NextEra Energy, Inc.	1,969,743

	Finance and Insurance - 6.4%
28,807	Ares Management Corp., Class A	2,335,960
18,648	Blackstone, Inc.	2,377,061
18,277	Royal Bank of Canada	2,018,146
23,473	The Toronto-Dominion Bank	1,894,036
		8,625,203
	Healthcare Products - 2.0%
22,873	Abbott Laboratories	2,758,941

	Healthcare Services - 4.3%
12,364	UnitedHealth Group, Inc.	5,883,657

	Insurance - 3.4%
18,863	Allstate Corp.	2,308,077
18,531	Cincinnati Financial Corp.	2,275,421
		4,583,498
	Machinery - Construction & Mining - 1.0%
6,813	Caterpillar, Inc.	1,277,982

	Manufacturing - 6.9%
23,059	Autoliv, Inc.	2,029,422
7,359	Diageo PLC, ADR	1,469,519
53,983	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,776,721
		9,275,662
	Mining - 3.6%
36,393	Newmont Goldcorp Corp.	2,409,216
34,428	Southern Copper Corp.	2,388,959
		4,798,175
	Mining, Quarrying, and Oil and Gas Extraction - 1.7%
44,389	Agnico Eagle Mines, Ltd.	2,241,201

	Oil & Gas - 11.4%
41,095	BP PLC	1,200,385
101,197	Cabot Oil & Gas Corp.	2,360,926
25,112	Chevron Corp.	3,616,128
16,708	ConocoPhillips	1,584,921
42,294	Devon Energy Corp.	2,518,607
20,636	EOG Resources, Inc.	2,371,489
33,609	Total Energies SE, ADR	1,698,263
		15,350,719
	Pharmaceuticals - 14.9%
23,097	AbbVie, Inc.	3,413,044
27,847	Bristol-Myers Squibb Co.	1,912,254
12,459	Eli Lilly & Co.	3,114,127
34,579	Johnson & Johnson	5,690,666
32,719	Merck & Co., Inc.	2,505,621
73,461	Pfizer, Inc.	3,448,259
		20,083,971
	Retail - 6.5%
10,536	Advance Auto Parts, Inc.	2,154,401
15,805	Darden Restaurants, Inc.	2,295,202
13,721	Home Depot, Inc.	4,333,504
		8,783,107
	Semiconductors - 5.0%
3,969	Broadcom, Inc.	2,331,549
52,702	Intel Corp.	2,513,885
11,825	Texas Instruments, Inc.	2,010,132
		6,855,566
	Telecommunications - 2.3%
54,735	Cisco Systems, Inc.	3,052,571

	Transportation - 3.2%
8,174	Union Pacific Corp.	2,010,395
11,218	United Parcel Service, Inc., Class B	2,360,492
		4,370,887
	TOTAL COMMON STOCKS (Cost - $130,151,249)	132,373,470

	PREFERRED STOCKS - 0.1%
	Manufacturing - 0.1%
9,473	Pitney Bowes, Inc.	199,028

	TOTAL PREFERRED STOCKS (Cost - $173,879)	199,028

	SHORT TERM INVESTMENTS - 1.5%
	Money Market Funds - 1.5%
1,997,730	First American Treasury Obligations Fund, Class X, 0.01% (a)	1,997,730
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,997,730)	1,997,730

	TOTAL INVESTMENTS - 99.6% (Cost - $132,322,858)	134,570,228
	Other Assets in Excess of Liabilities - 0.4%	577,255
	NET ASSETS - 100.0%	$135,147,483

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Interest rate reflects seven-day yield on February 28, 2022.